SUBSEQUENT EVENTS (Narrative) (Details) - Legal proceedings by Casterra Ag Ltd [member] - USD ($) $ in Thousands	Mar. 06, 2025	Jan. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Pre-payment for services		$ 1,000
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consent judgement paid	$ 250